Wells Fargo Funds Trust
                     Registration Nos. 333-74295; 811-09253

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of Wells Fargo Funds Trust (the "Trust") that the Prospectuses and related Statements of Additional Information describing the Stock and Allocation Funds of the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 9 to the Company's Registration Statement on Form N-1A, the text of which was filed on February 1, 2000.

         IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 15th day of February, 2000.


Witness:                                             WELLS FARGO FUNDS TRUST


By:       __/s/ Michael Nolte__              By:  __/s/ Richard H. Blank, Jr.___
            -----------------                     -------------------------
Name:  Mike Nolte                                     Richard H. Blank, Jr.
Title:    Assistant Secretary                              Assistant Secretary